Financial Instruments - Schedule of fair value (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, by Balance Sheet Grouping [Line Items]
Time deposits	$ 190,430	¥ 1,325,737	¥ 343,410
Short-term investments	$ 17,399	121,126	50,215
Fair Value Recurring [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Time deposits		1,325,737	343,410
Short-term investments		121,126	50,215
Total		1,446,863	393,625
Fair Value Recurring [Member] | Quoted prices in active market for identical assets (Level 1) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Time deposits		1,325,737	343,410
Total		1,325,737	343,410
Fair Value Recurring [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments		121,126	50,215
Total		¥ 121,126	¥ 50,215